Commitments, contingencies and guarantees - Maturities of commitments (Detail) ¥ in Millions	Sep. 30, 2019 JPY (¥)
Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 2,397,707
Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	1,117,783
Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	15,639
Less than 1 year [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	1,268,019
Less than 1 year [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	1,117,783
Less than 1 year [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	806
1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	122,513
1 to 3 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount
1 to 3 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	14
3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	259,680
3 to 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount
3 to 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	654
More than 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	747,495
More than 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount
More than 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 14,165